Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

March 5, 2012

Via Electronic Transmission

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Fenimore Asset Management Trust (the “Registrant”)

File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

Pursuant  to  Rule  497(j)  under  the  Securities  Act  of  1933,  we  hereby  certify  on  behalf  of the  Registrant  and  its  separate  investment  series,  FAM  Small  Cap  Fund  (the  “Fund”),  that  the forms  of  Prospectuses  and  Statements  of  Additional  Information  that  would  have  been  filed under  Rule  497(c)  on  behalf  of  the  Fund  do  not  differ  from  those  contained  in  Post-Effective

Amendment  No.  45  which  was  filed  on  February  29,  2012,  and  which  became  effective  on

March 1, 2012.  The text of Post-Effective Amendment No. 45 was filed electronically.

If   you   have   any   questions   or   comments   concerning   this   filing,   please   contact   the

undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley

17060760.1.BUSINESS